Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2019	Oct. 31, 2021	Oct. 31, 2020
Retained earnings [member]
Basis of presentation [line items]
Decrease in equity after tax		$ 0	$ (59)
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member]
Basis of presentation [line items]
Weighted average borrowing rate	2.52%
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member] | Retained earnings [member]
Basis of presentation [line items]
Decrease in equity before tax	$ 80
Decrease in equity after tax	59
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member] | Premises And Equipment [Member]
Basis of presentation [line items]
Increase in assets	1,965
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [Member] | Other Liabilities [Member]
Basis of presentation [line items]
Increase in liabilities	$ 2,024
Bottom of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate		20.00%
Top of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate		50.00%
Useful lives of Intangible assets other than goodwill		15 years